DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2 – DISCONTINUED OPERATIONS

The Company has classified its former telesales call center and external agent produced agency business as discontinued operations. During the first quarter of 2009, the Company ceased the direct marketing and sale of health and life insurance and related products to individuals and families in its telesales call center. The Company also determined to discontinue selling health and life insurance and related products to individuals and families through its non-employee agents. On February 20, 2009, the Company entered into and completed the sale of its agency business to an unaffiliated third party, pursuant to the terms of a client transition agreement.

The financial position of discontinued operations was as follows:

	March 31, 2017	December 31, 2016

Accounts receivable	$7,216	$8,636
Other current assets	-	-
Net current assets of discontinued operations	$7,216	$8,636

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Three Months Ended March 31,
	2017	2016
Revenues:
Commission and other revenue from carriers	$2,378	$3,067
eHealth Agreement	15,934	16,148

	18,312	19,215

Operating expenses:
Other general and administrative	6,000	6,000

	6,000	6,000

Income from discontinued operations	$12,312	$13,215

NOTE 2 – DISCONTINUED OPERATIONS

The Company has classified its former telesales call center and external agent produced agency business as discontinued operations. During the first quarter of 2009, the Company ceased the direct marketing and sale of health and life insurance and related products to individuals and families in its telesales call center. The Company also determined to discontinue selling health and life insurance and related products to individuals and families through its non-employee agents. On February 20, 2009, the Company entered into and completed the sale of the agency business to an unaffiliated third party, pursuant to the terms of a client transition agreement.

Revenue Recognition for Discontinued Operations

Our discontinued operations generate revenue primarily from transition policy commissions pursuant to the client transition agreement and renewal commissions paid to the Company by insurance companies based upon the insurance policies sold to consumers by the Company’s telesales call center.

We recognize commissions and other revenue from carriers after we receive notice that the insurance carrier has received payment of the related premium. The Company recognizes as revenue commission payments received in connection with the client transition agreement upon the Company’s notification of such amounts.

The financial position of discontinued operations was as follows:

	December 31, 2016	December 31, 2015

Accounts receivable	$8,636	$15,212
Net current assets of discontinued operations	$8,636	$15,212

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Year Ended December 31,
	2016	2015
Revenues:
Commission and other revenue from carriers	$10,016	$18,499
Transition policy commission pursuant to the Agreement	88,006	165,044

	98,022	183,543

Operating expenses:
Other general and administrative	27,867	27,746

	27,867	27,746

Income from discontinued operations	$70,155	$155,797